Changes in Cash Flows from Operating Assets and Liabilities - Schedule of Changes in Operating Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Decrease (increase) in accounts receivable	$ (119,813)	$ 48,908
Decrease (increase) in other receivable	(121,396)	(54,821)
Decrease (increase) in inventory	72,353	122,067
Decrease (increase) in prepaid expenses and deposits	43,201	63,373
Increase (decrease) in lease liability	(27,718)	(8,392)
Increase (decrease) in income taxes payable	11,372	(45,521)
Increase (decrease) in accounts payable and accrued liabilities	(59,284)	405,214
Changes in operating assets and liabilities	$ (201,284)	$ 539,220